Tax - Summary of Reconciliation of Tax Paid to Total Current Tax Charge in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax charge in the Group income statement	$ 320	$ 316	$ 273
Current tax charge/(credit) in the Group statement of comprehensive income	2	(3)	(6)
Current tax credit taken directly to equity	(15)	(6)	(5)
Total current tax charge	307	307	262
Movements to tax contingencies	(1)	(4)	(2)
Timing differences of cash tax paid and foreign exchange differences	1	6	(17)
Total tax paid (net of refunds) in respect of operating activities	$ 307	$ 309	$ 243